Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Outstanding Debt

The following table summarizes the Company’s total outstanding debt as of June 30, 2016 and December 31, 2015 and the significant terms of its borrowing arrangements (in millions):

	Outstanding Balance as of
Borrowings	June 30, 2016	December 31, 2015	Maturity Date	Interest Rate
Revolving Credit Facility	$72.0	$66.0	November 26, 2019	(1)
Term Loans	270.0	270.0	November 26, 2019	(1)
Senior Unsecured Notes	200.0	200.0	July 15, 2021	7.875%
Senior Secured Notes	400.0	400.0	April 15, 2022	6.000%

Total borrowings	942.0	936.0
Less: debt issuance costs related to term loans and senior notes	(9.6)	(10.6)

Carrying value of long-term debt	$932.4	$925.4

(1)	The interest rates on the revolving credit facility and term loans are described below.

The following table summarizes the Company’s total outstanding debt as of December 31, 2015 and January 1, 2015 and the significant terms of its borrowing arrangements:

	Outstanding Balance as of
Borrowings ($ in millions)	December 31, 2015	January 1, 2015	Maturity Date	Interest Rate
Revolving Credit Facility	$66.0	$22.0	November 26, 2019	(1)
Term Loans	270.0	270.0	November 26, 2019	(1)
Senior Unsecured Notes	200.0	200.0	July 15, 2021	7.875%
Senior Secured Notes	400.0	400.0	April 15, 2022	6.000%

Total	$936.0	$892.0

(1)	The interest rates on the revolving credit facility and term loan are described below.

Schedule Of Annual Maturities On Credit Facility And Senior Notes

Future Maturities of Borrowings—The scheduled annual maturities on the Senior Secured Credit Facility and Senior Secured and Senior Unsecured Notes as of December 31, 2015 are as follows (in millions):

Year	Amount
2016	$—
2017	—
2018	—
2019	336.0
2020	—
Thereafter	600.0

Total	$936.0